Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Profit of the period	$ 7,061	$ 4,568
Depreciation, amortization and impairment	2,757	2,581
Net finance (income)/expense	74	1,678
Equity-settled share-based payment expense	270	309
Income tax expense	1,704	1,404
Share of results of associates	(148)	(144)
Other non-cash items	(199)	(93)
Cash flow from operating activities before changes in working capital and use of provisions	11,520	10,304
Decrease/(increase) in trade and other receivables	(1,077)	(1,130)
Decrease/(increase) in inventories	(370)	(242)
Increase/(decrease) in trade and other payables	(909)	(2,284)
Pension contributions and use of provisions	(158)	(278)
Cash generated from operations	9,007	6,370
Interest paid	(1,910)	(1,916)
Interest received	243	241
Dividends received	101	135
Income tax paid	(2,200)	(2,126)
Cash flow from/(used in) operating activities	5,241	2,704
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(1,406)	(1,404)
Proceeds from sale of property, plant and equipment and of intangible assets	46	55
Sale/(acquisition) and others related to subsidiaries, net of cash	(757)	(4)
Proceeds from sale/(acquisition) of other assets	310	47
Cash flow from/(used in) investing activities	(1,807)	(1,306)
FINANCING ACTIVITIES
Proceeds from borrowings	555	4,067
Repayments of borrowings	(309)	(3,998)
Dividends paid	(2,596)	(3,147)
Share buyback	(1,301)	(1,901)
Payment of lease liabilities	(364)	(354)
Derivative financial instruments	(319)	114
Sale/(acquisition) of non-controlling interests	(3,389)	(314)
Other financing cash flows	219	(303)
Cash flow from/(used in) financing activities	(7,505)	(5,837)
Net increase/(decrease) in cash and cash equivalents	(4,071)	(4,438)
Cash and cash equivalents less bank overdrafts at beginning of year	11,623	11,174
Effect of exchange rate fluctuations	76	410
Cash and cash equivalents less bank overdrafts at end of period	$ 7,629	$ 7,146